Leases (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of leases [Abstract]
Disclosure of Right-of-use Assets

	Land and buildings	Network infrastructure	Other[a]	Total
	£m	£m	£m	£m

At 1 April 2019	4,628	189	338	5,155
Additions[b]	942	59	475	1,476
Depreciation charge for the year	(513)	(37)	(99)	(649)
Other movements[c]	(203)	(32)	(356)	(591)
At 31 March 2020	4,854	179	358	5,391
[a] Other mainly comprises motor vehicles.
[b] Additions comprise increases to right-of-use assets as a result of entering into new leases, and upwards remeasurement of existing leases arising from lease extensions or reassessments and increases to lease payments.
[c] Other movements relate to terminated leases and downwards remeasurements of right-of-use assets arising from reductions or reassessments of lease terms and decreases in lease payments. Other movements in 2019/20 include reclassification of right-of-use assets with a carrying amount of £65m to held-for-sale, see note 23. On reclassification to held for sale, assets associated with the France and Latin America disposals were impaired by £31m.

Disclosure of Analysis of Remaining Cash Flows Associated With Operating Leases Receivable
The following table analyses payments to be received across the remaining term of operating lease arrangements where BT is lessor:

	To be recognised as revenue (note 5)	To be recognised as other operating income (note 6)	Total
At 31 March 2020	£m	£m	£m

Less than one year	310	52	362
One to two years	130	16	146
Two to three years	34	10	44
Three to four years	1	9	10
Four to five years	—	7	7
More than five years	—	11	11
Total undiscounted lease payments	475	105	580